SIGNIFICANT ACCOUNTING POLICIES - Account receivable concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration of credit risk
Accounts receivables	¥ 431,159	¥ 682,103	$ 60,727
Customer concentration risk | Major Customers | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 259,900	¥ 414,299
Concentration risk, percentage	60.20%	60.70%
Customer concentration risk | Company A | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 90,171	¥ 124,319
Concentration risk, percentage	20.90%	18.20%
Customer concentration risk | Company B | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 103,580	¥ 287,160
Concentration risk, percentage	24.00%	42.10%
Customer concentration risk | Company D | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 66,149	¥ 2,820
Concentration risk, percentage	15.30%	0.40%